Income from Wealth Management Services (Details) - Schedule of Income from Wealth Management Services - USD ($)		12 Months Ended
		Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Schedule of Income from Digital Asset Business [Abstract]
Unrealized fair value change of trading of digital assets, listed securities, funds and derivative contracts	[1]	$ 5,865,294	$ 5,288,523	$ 122,711
Realized gain on trading of listed securities, funds and derivative contracts		9,745,407
Interest income on trading of digital assets and derivative contracts		916,616
Services fee income		236,228
Unrealized fair value change on investment in trust			403,533
Net fair value change in digital assets		$ 16,763,545	$ 5,692,056	$ 122,711

[1]	The Company trades cryptocurrencies and relevant derivative contracts over-the-counter and in cryptocurrency exchange, by purchasing cryptocurrencies with a view to their resale in the near future, and generating a profit from fluctuations in the prices, the Company applies the guidance in IAS 2 for commodity broker-traders and measures the cryptocurrencies at fair value less costs to sell. The Company considers that there are no significant “costs to sell” virtual assets and hence the measurement of virtual assets is based on their fair values with changes in fair values recognized in profit or loss in the period of the changes.